Income Taxes (Tables)	6 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
Schedule of Consolidated Statements of Income and Comprehensive Income of Reconciliation for Income Taxes	Per the consolidated statements of income and comprehensive income, income tax expenses for the Company can be reconciled to the income before income taxes for the six months ended March 31, 2023 and 2022 are as follows:
	2023	2022
Income before taxes	$1,595,461	$(9,150)
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	$239,319	-
Tax effect of R&D expenses deduction	(171,281)	-
Tax effect of non-deductible expenses	23,097	-
Effect of income tax rate differences in jurisdictions other than the PRC	50,239	-
Current income tax expenses	$141,374	$-

Schedule of Attributed Continuing Operations	Income taxes for the six months ended March 31, 2023 and 2022 are attributed to the Company’s continuing operations in China and consisted of:
	2023	2022
Current income tax	$150,862	$-
Deferred income tax benefits	(9,488)	-
Total income tax expense	$141,374	$-

Schedule of Tax Effects of Significant Portions of the Deferred Tax Asset	The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at March 31, 2023 and September 30, 2022 are presented below:
	2023	2022
Deferred tax assets:
Bad debt allowance	$360,495	$338,417
Loss carryforward	-	312
Total	$360,495	$338,729